SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Statement [Abstract]
Accounts receivable	$ 208	$ (81)	$ (9)
Inventory	(67)	114	127
Prepayments and other	(12)	20	25
Accounts payable and other	(692)	(166)	(179)
Changes in non-cash working capital, net	$ (563)	$ (113)	$ (36)